Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

January 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.72%Δ			Common StockΔ (continued)
Argentina - 0.11%			China/Hong Kong (continued)
IRSA Inversiones y			Sohu. com ADR †	16,800	$178,584
Representaciones ADR †	8,000	$42,560	Tencent Holdings	47,500	2,265,285
IRSA Propiedades			Tencent Music Entertainment
Comerciales ADR	301	3,838	Group ADR †	11	140
		46,398	Tianjin Development
			Holdings	164,000	43,672
Bahrain - 0.03%			Tingyi Cayman Islands
Aluminum Bahrain			Holding	270,000	455,503
GDR 144A #†	1,800	10,766	Trip. com Group ADR †	12,800	411,264
		10,766	Tsingtao Brewery Class H	94,000	519,925
Brazil - 11.82%			Uni-President China Holdings	465,000	473,289
B2W Cia Digital †	148,741	2,476,354	Weibo ADR †	4,470	190,511
Banco Bradesco ADR	61,792	471,473	Wuliangye Yibin Class A	39,200	685,533
Banco Santander Brasil ADR	28,000	271,600			13,101,818
BRF ADR †	52,300	371,853	India - 9.53%
Gerdau ADR	11,300	52,884	Dr Reddy’s Laboratories	10,425	456,218
Petroleo Brasileiro ADR	42,600	601,086	Reliance Industries
Rumo †	4,100	22,192	GDR 144A #	85,126	3,328,427
Telefonica Brasil ADR	23,055	320,003	Tata Chemicals	28,827	303,094
TIM Participacoes ADR	16,000	311,200	Tata Motors ADR †	6,900	83,697
Vale ADR	23,300	273,309
					4,171,436
		5,171,954	Indonesia - 2.83%
Chile - 0.48%			Astra International	587,700	271,304
Latam Airlines Group ADR	6,922	57,245	Bank Central Asia	409,700	968,130
Sociedad Quimica y Minera de
Chile ADR	5,500	154,550			1,239,434
		211,795	Malaysia - 0.10%
			UEM Sunrise †	308,500	44,856
China/Hong Kong - 29.94%
Alibaba Group Holding ADR †	9,600	1,983,264			44,856
Baidu ADR †	4,650	574,554	Mexico - 4.95%
BeiGene †	9,300	108,315	America Movil Class L ADR	13,600	226,848
China Mengniu Dairy †	128,000	469,444	Banco Santander Mexico SA
China Mobile ADR	21,719	891,348	Institucion de Banca
China Petroleum & Chemical			Multiple Grupo Financiero
Class H	82,000	43,183	Santand ADR	59,600	423,756
China Petroleum & Chemical			Becle	130,000	241,417
ADR	4,470	234,362	Coca-Cola Femsa ADR	9,700	591,215
CNOOC ADR	2,400	362,400	Grupo Financiero Banorte
Genscript Biotech †	60,000	137,331	Class O	27,500	169,478
JD. com ADR †	25,100	946,019	Grupo Televisa ADR	46,200	513,744
Kunlun Energy	176,000	136,325			2,166,458
Kweichow Moutai Class A	3,700	543,949	Peru - 0.64%
PetroChina ADR	3,000	132,030	Cia de Minas Buenaventura
Ping An Insurance Group Co.			ADR	21,600	279,288
of China Class H	60,500	684,126
SINA †	16,300	631,462			279,288

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Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Preferred StockΔ (continued)
Republic of Korea - 16.93%			Republic of Korea - 0.41%
LG Uplus	18,000	$199,233	LG Electronics 3.05%	8,325	$181,728
Samsung Electronics	63,322	2,933,900			181,728
SK Hynix	28,262	2,150,354	Russia - 0.12%
SK Telecom	2,239	428,914	Transneft PJSC 6.44%	20	51,597
SK Telecom ADR	80,000	1,696,800
					51,597
		7,409,201
			Total Preferred Stock
Russia - 7.95%			(cost $799,862)		799,949
Etalon Group GDR 144A #	4,800	11,040
Gazprom PJSC ADR	115,071	806,606	Short-Term Investments - 0.40%
LUKOIL (London International			Money Market Mutual Funds - 0.40%
Exchange) ADR	5,269	536,091	BlackRock
Mobile TeleSystems ADR	15,000	152,850	FedFund - Institutional
Rosneft Oil GDR	102,838	769,567	Shares (seven-day effective
Sberbank of Russia PJSC	137,546	542,547	yield 1.49%)	34,736	34,736
VEON ADR	45,641	118,210	Fidelity Investments Money
X5 Retail Group GDR	5,329	195,078	Market Government
Yandex Class A †	7,700	345,037	Portfolio - Class I
			(seven-day effective yield
		3,477,026	1.46%)	34,737	34,737
Taiwan - 10.94%			GS Financial Square
Hon Hai Precision Industry	280,564	762,855	Government
MediaTek	98,000	1,239,934	Fund - Institutional Shares
Taiwan Semiconductor			(seven-day effective yield
Manufacturing	167,000	1,722,473	1.46%)	34,737	34,737
Taiwan Semiconductor			Morgan Stanley Government
Manufacturing ADR	15,200	819,888	Portfolio - Institutional
United Microelectronics ADR	100,000	242,000	Share Class (seven-day
			effective yield 1.45%)	34,737	34,737
		4,787,150	State Street Institutional US
Turkey - 1.47%			Government Money Market
Akbank T.A. S. †	260,968	360,141	Fund - Investor Class
Anadolu Efes Biracilik Ve Malt			(seven-day effective yield
Sanayii	25,218	104,191	1.44%)	34,737	34,737
Turkcell Iletisim Hizmetleri
ADR	23,700	138,171	Total Short-Term Investments (cost $173,684)		173,684
Turkiye Sise ve Cam			Total Value of
Fabrikalari	42,425	39,378	Securities - 99.94%
		641,881	(cost $34,730,361)		43,733,094
Total Common Stock			Receivables and Other Assets Net of
(cost $33,756,815)		42,759,461	Liabilities - 0.06%		24,775
			Net Assets Applicable to 4,469,113 Shares
Preferred Stock - 1.82%Δ			Outstanding - 100.00%		$43,757,869
Brazil - 1.29%
Gerdau 1.31%	10,100	47,569	#	Security exempt from registration under Rule 144A of the Securities
Itau Unibanco Holding ADR			Act of 1933, as amended. At Jan. 31, 2020, the aggregate value
5.38%	68,207	519,055	of Rule 144A securities was $3,350,233, which represents 7.66%
		566,624	of the Portfolio’s net assets.
			Δ Securities have been classified by country of origin.

2 NQ-DPT-596 [1/20] 3/20 (1110443)

(Unaudited)

† Non-income producing security.

Summary of abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GS - Goldman Sachs

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